Organization and Nature of Operations (Details)	12 Months Ended
Dec. 31, 2018
NIO NextEV Limited ("NIO HK") (formerly known as NextEV Limited)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Hong Kong
Entity Incorporation, Date of Incorporation	Feb. 28, 2015
Principal activities	Investment holding
NIO GmbH (formerly known as NextEV GmbH)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Germany
Entity Incorporation, Date of Incorporation	May 31, 2015
Principal activities	Design and technology development
NIO Co., Ltd. ("NIO SH") (formerly known as NextEV Co., Ltd.)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Shanghai, PRC
Entity Incorporation, Date of Incorporation	May 31, 2015
Principal activities	Headquarter and technology development
NIO USA, Inc. ("NIO US") (formerly known as NextEV USA, Inc.)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	United States
Entity Incorporation, Date of Incorporation	Nov. 30, 2015
Principal activities	Technology development
XPT Limited ("XPT")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Hong Kong
Entity Incorporation, Date of Incorporation	Dec. 31, 2015
Principal activities	Investment holding
NIO NextEV (UK) Limited (formerly known as NextEV (UK) Limited)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	United Kingdom
Entity Incorporation, Date of Incorporation	Feb. 29, 2016
Principal activities	Marketing and technology development
NIO Sport Limited ("NIO Sport") (formerly known as NextEV NIO Sport Limited)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Hong Kong
Entity Incorporation, Date of Incorporation	Apr. 30, 2016
Principal activities	Racing management
XPT Technology Limited ("XPT Technology")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Hong Kong
Entity Incorporation, Date of Incorporation	Apr. 30, 2016
Principal activities	Investment holding
XPT Inc. ("XPT US")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	United States
Entity Incorporation, Date of Incorporation	Apr. 30, 2016
Principal activities	Technology development
XPT (Jiangsu) Investment Co., Ltd. ("XPT Jiangsu")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Jiangsu, PRC
Entity Incorporation, Date of Incorporation	May 31, 2016
Principal activities	Investment holding
Shanghai XPT Technology Limited
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Shanghai, PRC
Entity Incorporation, Date of Incorporation	May 31, 2016
Principal activities	Technology development
XPT (Nanjing) E-Powertrain Technology Co., Ltd. ("XPT NJEP")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Nanjing, PRC
Entity Incorporation, Date of Incorporation	Jul. 31, 2016
Principal activities	Manufacturing of E-Powertrain
XPT (Nanjing) Energy Storage System Co., Ltd. ("XPT NJES")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Nanjing, PRC
Entity Incorporation, Date of Incorporation	Oct. 31, 2016
Principal activities	Manufacturing of battery pack
NIO Power Express Limited ("PE HK")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Hong Kong
Entity Incorporation, Date of Incorporation	Jan. 31, 2017
Principal activities	Investment holding
NextEV User Enterprise Limited ("UE HK")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Hong Kong
Entity Incorporation, Date of Incorporation	Feb. 28, 2017
Principal activities	Investment holding
Shanghai NIO Sales and Services Co., Ltd. ("UE CNHC")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Shanghai, PRC
Entity Incorporation, Date of Incorporation	Mar. 31, 2017
Principal activities	Investment holding and sales and after sales management
NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Wuhan PRC
Entity Incorporation, Date of Incorporation	Apr. 30, 2017
Principal activities	Investment holding
Wuhan NIO Energy Co., Ltd. ("PE WHJV")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Wuhan, PRC
Entity Incorporation, Date of Incorporation	May 31, 2017
Principal activities	Investment holding
XTRONICS (Nanjing) Automotive Intelligent Technologies Co. Ltd. ("XPT NJWL")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	50.00%
Entity Incorporation, State Country Name	Nanjing, PRC
Entity Incorporation, Date of Incorporation	Jun. 30, 2017
Principal activities	Manufacturing of components
XPT (Jiangsu) Automotive Technology Co., Ltd. ("XPT Auto")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held	100.00%
Entity Incorporation, State Country Name	Nanjing, PRC
Entity Incorporation, Date of Incorporation	May 31, 2018
Principal activities	Investment holding